UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04526

Name of Registrant:	Vanguard Quantitative Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2025—March 31, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Growth and Income Fund Investor Shares - VQNPX

Growth and Income Fund Admiral™ Shares - VGIAX

Vanguard Growth and Income Fund

Investor Shares (VQNPX)

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Growth and Income Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$19	0.39%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of March 31, 2026)

Table Summary
Fund Net Assets (in millions)	$16,503
Number of Portfolio Holdings	735
Portfolio Turnover Rate	59%

Portfolio Composition % of Net Assets  (as of March 31, 2026)

Table Summary
Communication Services	9.4%
Consumer Discretionary	10.6%
Consumer Staples	3.3%
Energy	5.4%
Financials	11.9%
Health Care	9.8%
Industrials	8.2%
Information Technology	28.3%
Materials	2.8%
Other	0.4%
Real Estate	1.5%
Utilities	2.2%
Other Assets and Liabilities—Net	6.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR93

Vanguard Growth and Income Fund

Admiral™ Shares (VGIAX)

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard Growth and Income Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$14	0.28%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of March 31, 2026)

Table Summary
Fund Net Assets (in millions)	$16,503
Number of Portfolio Holdings	735
Portfolio Turnover Rate	59%

Portfolio Composition % of Net Assets  (as of March 31, 2026)

Table Summary
Communication Services	9.4%
Consumer Discretionary	10.6%
Consumer Staples	3.3%
Energy	5.4%
Financials	11.9%
Health Care	9.8%
Industrials	8.2%
Information Technology	28.3%
Materials	2.8%
Other	0.4%
Real Estate	1.5%
Utilities	2.2%
Other Assets and Liabilities—Net	6.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR593

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended March 31, 2026
Vanguard Growth and Income Fund

Contents
Financial Statements	1

Growth and Income Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (93.8%)
Communication Services (9.4%)
	Alphabet Inc. Class A	1,699,769	488,786
	Meta Platforms Inc. Class A	632,273	361,742
	Alphabet Inc. Class C	708,134	203,135
	AT&T Inc.	5,325,663	154,391
	T-Mobile US Inc.	408,702	85,840
*	Netflix Inc.	609,446	58,598
	Walt Disney Co.	555,246	53,515
	Verizon Communications Inc.	1,004,200	50,411
[1]	Paramount Skydance Corp. Class B	2,422,102	21,847
*	Spotify Technology SA	38,027	18,440
*	Roblox Corp. Class A	149,700	8,467
*	Take-Two Interactive Software Inc.	30,200	5,964
	Comcast Corp. Class A	191,780	5,506
*	Lumen Technologies Inc.	550,300	3,825
	Match Group Inc.	115,140	3,536
	Fox Corp. Class B	65,900	3,499
	TELUS Corp.	257,100	3,299
	New York Times Co. Class A	33,600	2,813
*	Warner Bros Discovery Inc.	62,600	1,719
	News Corp. Class A	60,900	1,518
*	USA TODAY Co. Inc.	171,200	1,207
	ATN International Inc.	39,898	1,086
*	QuinStreet Inc.	75,500	907
	IDT Corp. Class B	9,005	442
	Fox Corp. Class A	7,300	426
	Electronic Arts Inc.	1,822	371
*	Madison Square Garden Entertainment Corp.	4,100	242
*	Versant Media Group Inc.	5,700	211
*	MNTN Inc. Class A	23,500	207
*	fuboTV Inc. Class A	14,700	139
	Marcus Corp.	4,582	79
*	Ziff Davis Inc.	1,200	50
*	Cable One Inc.	500	46
	CuriosityStream Inc.	8,942	26
*	AMC Networks Inc. Class A	3,395	23
*	Starz Entertainment Corp.	2,000	23
*	Angi Inc.	400	3
			1,542,339
Consumer Discretionary (10.6%)
*	Amazon.com Inc.	2,353,478	490,159
*	Tesla Inc.	616,610	229,225
	Carnival Corp.	5,831,434	150,918
	Booking Holdings Inc.	29,174	122,832
	General Motors Co.	1,247,000	92,902
*	O'Reilly Automotive Inc.	988,109	91,212
*	DoorDash Inc. Class A	602,153	90,413
	Marriott International Inc. Class A	200,862	65,696
	Expedia Group Inc.	231,030	53,343
	Pool Corp.	180,890	36,600
	TJX Cos. Inc.	186,900	29,848
	Las Vegas Sands Corp.	425,800	22,942
	Home Depot Inc.	69,450	22,841
	Tapestry Inc.	157,712	22,255
	Domino's Pizza Inc.	56,837	20,393
	Best Buy Co. Inc.	300,660	19,302
*	Coupang Inc.	978,200	18,468
*	Lululemon Athletica Inc.	109,540	16,771
	McDonald's Corp.	48,800	15,167
*	Chipotle Mexican Grill Inc.	401,200	12,842

Growth and Income Fund
		Shares	Market Value• ($000)
	Royal Caribbean Cruises Ltd.	42,399	11,667
*	Brinker International Inc.	73,700	10,522
	Williams-Sonoma Inc.	52,700	9,609
	Bath & Body Works Inc.	463,700	8,657
*	Deckers Outdoor Corp.	84,370	8,445
*	Peloton Interactive Inc. Class A	1,893,800	8,124
*	CarMax Inc.	187,100	7,780
	Yum! Brands Inc.	49,499	7,696
*	Aptiv plc	107,511	7,466
*	Adient plc	354,400	7,162
*	Amer Sports Inc.	150,700	4,961
	Garmin Ltd.	19,100	4,431
*	Viking Holdings Ltd.	45,700	3,358
	Ford Motor Co.	235,457	2,717
*	Rush Street Interactive Inc.	91,000	1,979
	Leggett & Platt Inc.	148,798	1,470
	Ross Stores Inc.	6,700	1,451
	Hasbro Inc.	15,400	1,442
*	Capri Holdings Ltd.	79,600	1,403
	American Eagle Outfitters Inc.	82,200	1,373
	Magna International Inc.	23,900	1,334
*	RealReal Inc.	127,300	1,156
	Gap Inc.	43,900	1,062
*	Life Time Group Holdings Inc.	28,700	773
*	Abercrombie & Fitch Co. Class A	8,100	740
*	Under Armour Inc. Class A	112,100	663
	ADT Inc.	89,388	587
*	Laureate Education Inc.	16,000	557
	Yum China Holdings Inc. (XNYS)	10,400	507
*	Cooper-Standard Holdings Inc.	16,800	468
	Bloomin' Brands Inc.	72,200	390
*	Bright Horizons Family Solutions Inc.	4,500	370
*	Sonos Inc.	24,300	326
	Tractor Supply Co.	4,800	217
	Camping World Holdings Inc. Class A	27,600	189
	Garrett Motion Inc.	9,200	167
*	Stoneridge Inc.	33,489	162
	Winnebago Industries Inc.	4,996	155
	Wolverine World Wide Inc.	8,600	140
	Nathan's Famous Inc.	1,100	111
*	Helen of Troy Ltd.	6,473	93
*	Rivian Automotive Inc. Class A	6,200	93
	Meritage Homes Corp.	1,300	80
	Murphy USA Inc.	120	59
	Flexsteel Industries Inc.	1,100	49
	Afya Ltd. Class A	1,900	28
*	Red Robin Gourmet Burgers Inc.	6,800	20
	Caleres Inc.	1,300	14
*	Universal Electronics Inc.	1,400	6
*	Mattel Inc.	208	3
*,2	LL Flooring Holdings Inc.	17,700	—
			1,746,361
Consumer Staples (3.3%)
	Philip Morris International Inc.	744,556	123,105
	Costco Wholesale Corp.	76,200	75,928
	Walmart Inc.	543,226	67,512
	Procter & Gamble Co.	252,800	36,514
*	Monster Beverage Corp.	495,790	35,925
	Sysco Corp.	445,690	31,791
	Coca-Cola Co.	367,700	27,964
	Altria Group Inc.	420,170	27,727
*	Dollar Tree Inc.	178,330	19,529
	Colgate-Palmolive Co.	189,000	16,109
	Kroger Co.	204,200	14,776
	PepsiCo Inc.	79,900	12,408
	Dollar General Corp.	96,440	11,450
	Pilgrim's Pride Corp.	265,041	10,008
*	United Natural Foods Inc.	215,200	9,697
*	Vita Coco Co. Inc.	153,400	7,349

Growth and Income Fund
		Shares	Market Value• ($000)
	Tyson Foods Inc. Class A	81,600	5,228
	General Mills Inc.	90,220	3,358
	Coca-Cola Europacific Partners plc	34,300	3,110
*	BellRing Brands Inc.	157,863	2,540
	Molson Coors Beverage Co. Class B	47,800	2,058
	Smithfield Foods Inc.	63,174	1,767
	Coca-Cola Consolidated Inc.	9,100	1,745
	Nomad Foods Ltd.	101,853	979
	Conagra Brands Inc.	34,545	543
*	Coty Inc. Class A	174,300	350
*	Niagen Bioscience Inc.	56,407	249
*	National Beverage Corp.	6,700	226
	Ingredion Inc.	1,200	135
*	Medifast Inc.	11,624	118
	Fresh Del Monte Produce Inc.	1,200	48
*	SunOpta Inc.	3,500	23
	Nu Skin Enterprises Inc. Class A	2,133	16
*	Lifeway Foods Inc.	400	8
	MGP Ingredients Inc.	400	7
			550,300
Energy (5.4%)
	Exxon Mobil Corp.	1,824,360	309,521
	Valero Energy Corp.	328,020	81,047
	Chevron Corp.	336,570	69,636
	Shell plc ADR	718,630	66,833
	Phillips 66	350,982	63,942
	Expand Energy Corp.	536,959	58,947
	Marathon Petroleum Corp.	235,549	57,516
	Halliburton Co.	997,860	38,907
	EQT Corp.	513,440	32,675
	ConocoPhillips	149,900	19,787
	Kinder Morgan Inc.	492,330	16,508
	Williams Cos. Inc.	189,000	13,755
	Cheniere Energy Inc.	45,100	12,798
*	CNX Resources Corp.	244,445	9,423
	Devon Energy Corp.	180,090	9,062
*	Antero Resources Corp.	166,500	7,066
	Range Resources Corp.	106,100	4,794
	Baker Hughes Co.	67,600	4,127
*	REX American Resources Corp.	64,400	2,935
	Occidental Petroleum Corp.	39,800	2,587
	Liberty Energy Inc.	72,900	2,100
*	ProPetro Holding Corp.	140,400	2,023
	Archrock Inc.	47,100	1,639
	Delek US Holdings Inc.	35,500	1,600
*	Transocean Ltd. (XNYS)	232,676	1,543
	EOG Resources Inc.	5,156	745
*	Oil States International Inc.	62,501	727
	California Resources Corp.	9,805	679
	Baytex Energy Corp.	140,300	627
*	Valaris Ltd.	6,190	607
*	CVR Energy Inc.	13,000	437
*	Green Plains Inc.	18,300	301
	Magnolia Oil & Gas Corp. Class A	4,800	152
	FutureFuel Corp.	25,714	99
*	TETRA Technologies Inc.	8,200	70
*	PrimeEnergy Resources Corp.	300	70
			895,285
Financials (11.9%)
	Mastercard Inc. Class A	420,569	210,141
	Wells Fargo & Co.	2,210,989	176,017
	American International Group Inc.	1,783,847	134,234
	Bank of New York Mellon Corp.	815,090	96,694
	Blackrock Inc.	100,015	96,185
	KKR & Co. Inc.	969,700	89,697
*	Berkshire Hathaway Inc. Class B	184,977	88,641
	JPMorgan Chase & Co.	292,453	86,028
	Hartford Insurance Group Inc.	527,917	71,390
	Allstate Corp.	321,400	66,639

Growth and Income Fund
		Shares	Market Value• ($000)
	Visa Inc. Class A	215,210	65,045
	PNC Financial Services Group Inc.	263,660	54,865
	CME Group Inc.	185,417	54,763
	Capital One Financial Corp.	267,797	48,854
	Charles Schwab Corp.	511,713	48,091
	Intercontinental Exchange Inc.	298,700	46,980
	US Bancorp	876,130	45,568
	Morgan Stanley	267,800	44,072
	Marsh & McLennan Cos. Inc.	192,700	33,424
	Invesco Ltd.	1,342,350	32,606
	Synchrony Financial	429,098	29,187
	Progressive Corp.	139,300	27,615
*	SoFi Technologies Inc.	1,452,067	23,059
	Travelers Cos. Inc.	77,550	22,620
	KeyCorp	1,028,770	20,627
*	Fiserv Inc.	368,600	20,568
	Ameriprise Financial Inc.	45,600	20,265
	Raymond James Financial Inc.	124,458	18,020
	Nasdaq Inc.	181,761	15,430
	Citizens Financial Group Inc.	249,453	14,960
	Globe Life Inc.	91,690	12,760
	Moody's Corp.	24,710	10,780
	Fifth Third Bancorp	215,670	10,020
	State Street Corp.	77,100	9,758
	Virtu Financial Inc. Class A	215,400	9,473
	Blackstone Inc.	81,500	9,372
	Truist Financial Corp.	194,970	8,963
	FactSet Research Systems Inc.	39,970	8,673
	Bank of America Corp.	177,800	8,668
	M&T Bank Corp.	38,082	7,872
	Zions Bancorp NA	105,528	6,081
*	Remitly Global Inc.	346,100	5,423
	American Express Co.	14,716	4,451
	Regions Financial Corp.	141,200	3,688
	Bank OZK	77,000	3,534
	Kemper Corp.	104,548	3,195
*	Oscar Health Inc. Class A	271,800	3,118
	S&P Global Inc.	5,800	2,467
	UBS Group AG (Registered)	61,000	2,383
*	Toast Inc. Class A	89,399	2,370
*	Robinhood Markets Inc. Class A	23,500	1,629
	PayPal Holdings Inc. (XNGS)	35,000	1,583
	Aflac Inc.	13,200	1,448
	Equitable Holdings Inc.	35,600	1,321
*	Payoneer Global Inc.	271,600	1,312
	Fidelity National Information Services Inc.	22,600	1,060
	FS KKR Capital Corp.	104,100	1,060
	Chubb Ltd.	2,640	860
	Fidelity National Financial Inc.	17,850	828
	Rithm Capital Corp.	78,000	739
	Jefferies Financial Group Inc.	16,900	697
	F&G Annuities & Life Inc.	25,500	646
*	Coinbase Global Inc. Class A	3,200	559
	Huntington Bancshares Inc.	31,900	499
	Corebridge Financial Inc.	20,500	489
*	NMI Holdings Inc.	12,022	451
	First BanCorp (XNYS)	18,300	391
	EVERTEC Inc.	13,411	378
*	Customers Bancorp Inc.	4,934	342
	Morningstar Inc.	1,900	321
	MetLife Inc.	3,700	262
	Bank of NT Butterfield & Son Ltd.	4,900	257
	Reinsurance Group of America Inc. Class A	1,200	245
	First Internet Bancorp	11,465	234
	Principal Financial Group Inc.	2,500	225
	Franklin Resources Inc.	9,500	224
	Federal Agricultural Mortgage Corp. Class C	1,500	223
	Assured Guaranty Ltd.	2,500	204
	Northfield Bancorp Inc.	11,956	162
	W R Berkley Corp.	2,200	146

Growth and Income Fund
		Shares	Market Value• ($000)
	KKR Real Estate Finance Trust Inc.	22,700	139
	Crescent Capital BDC Inc.	10,689	130
	Navient Corp.	15,822	129
	Dlocal Ltd.	9,700	126
	Walker & Dunlop Inc.	2,800	124
*	Chime Financial Inc. Class A	6,300	118
	Enact Holdings Inc.	2,400	98
*	Encore Capital Group Inc.	1,332	93
	Advanced Flower Capital Inc.	28,352	80
*	Paymentus Holdings Inc. Class A	2,800	71
	Everest Group Ltd.	200	65
	Nelnet Inc. Class A	300	39
	Compass Diversified Holdings	4,494	35
	Granite Point Mortgage Trust Inc.	23,300	34
*	WEX Inc.	200	31
	CNA Financial Corp.	500	23
	James River Group Holdings Inc.	3,704	23
	Safety Insurance Group Inc.	300	22
	New Mountain Finance Corp.	2,100	16
			1,955,525
Health Care (9.8%)
	Eli Lilly & Co.	314,128	288,925
	AbbVie Inc.	580,213	126,191
	Merck & Co. Inc.	1,035,590	124,571
	Johnson & Johnson	386,300	94,427
*	Boston Scientific Corp.	1,412,079	88,608
*	Edwards Lifesciences Corp.	1,015,331	81,308
	HCA Healthcare Inc.	165,257	78,206
	Bristol-Myers Squibb Co.	1,057,142	64,116
	UnitedHealth Group Inc.	220,401	59,638
	Universal Health Services Inc. Class B	327,207	58,560
*	Incyte Corp.	615,488	57,930
*	Vertex Pharmaceuticals Inc.	111,099	49,610
*	IDEXX Laboratories Inc.	79,435	44,634
	Danaher Corp.	228,396	43,304
*	ICON plc	367,704	40,690
	Cardinal Health Inc.	183,371	38,748
	Amgen Inc.	85,520	30,090
	Medtronic plc	296,000	25,648
	CVS Health Corp.	318,420	22,869
*	Centene Corp.	597,900	19,575
*	Insulet Corp.	78,540	16,481
*	Alnylam Pharmaceuticals Inc.	38,280	12,666
	McKesson Corp.	12,600	10,904
*	PTC Therapeutics Inc.	147,700	10,063
	Stryker Corp.	29,560	9,713
*	Intuitive Surgical Inc.	17,960	8,279
	Agilent Technologies Inc.	71,100	8,104
	Regeneron Pharmaceuticals Inc.	10,220	7,896
	Gilead Sciences Inc.	51,600	7,191
*	Medpace Holdings Inc.	13,640	6,550
	Thermo Fisher Scientific Inc.	10,908	5,362
	Pfizer Inc.	162,800	4,571
*	Avantor Inc.	561,000	4,398
*	Bridgebio Pharma Inc.	57,300	4,255
*	Inspire Medical Systems Inc.	76,800	3,961
*	Agios Pharmaceuticals Inc.	101,700	3,440
*	Cytokinetics Inc.	51,405	3,388
*	Axsome Therapeutics Inc.	18,800	3,178
	West Pharmaceutical Services Inc.	12,360	3,098
*	Align Technology Inc.	16,500	2,829
*	Tandem Diabetes Care Inc.	117,271	2,248
*	TG Therapeutics Inc.	66,100	2,196
	Abbott Laboratories	21,190	2,176
*	Waters Corp.	6,879	2,049
	Humana Inc.	11,720	2,032
*	Ionis Pharmaceuticals Inc.	25,200	1,892
*	DaVita Inc.	12,252	1,883
	Teleflex Inc.	15,700	1,878

Growth and Income Fund
		Shares	Market Value• ($000)
*	Mirum Pharmaceuticals Inc.	18,900	1,746
	DENTSPLY SIRONA Inc.	138,200	1,603
*	Liquidia Corp.	40,300	1,521
*	Tarsus Pharmaceuticals Inc.	21,400	1,501
*	Exelixis Inc.	31,768	1,363
*	Arcutis Biotherapeutics Inc.	55,434	1,306
	STERIS plc	5,701	1,261
*	Kiniksa Pharmaceuticals International plc	19,100	920
*	ACADIA Pharmaceuticals Inc.	40,138	893
*	Charles River Laboratories International Inc.	4,900	845
	Select Medical Holdings Corp.	51,000	831
*	Syndax Pharmaceuticals Inc.	34,103	797
*	Cogent Biosciences Inc.	20,700	797
*	Moderna Inc.	14,600	742
*	ADMA Biologics Inc.	74,900	675
*	Zevra Therapeutics Inc.	71,900	670
*	AnaptysBio Inc.	12,000	665
*	Rigel Pharmaceuticals Inc.	23,800	644
	Embecta Corp.	72,500	641
*	NeoGenomics Inc.	85,400	634
*	Novavax Inc.	77,738	633
*	Myriad Genetics Inc.	135,000	607
*	Guardant Health Inc.	6,400	591
*	Apellis Pharmaceuticals Inc.	14,100	567
*	Travere Therapeutics Inc.	18,900	561
*	Amneal Pharmaceuticals Inc.	42,360	527
*	Arvinas Inc.	46,100	489
*	Ultragenyx Pharmaceutical Inc.	23,000	482
*	Biohaven Ltd.	56,800	481
*	agilon health Inc.	58,196	460
*	Azenta Inc.	20,900	442
*	Roivant Sciences Ltd.	14,900	413
*	Corcept Therapeutics Inc.	9,600	387
*	Xeris Biopharma Holdings Inc.	65,519	380
*	Accendra Health Inc.	162,200	370
*	Inmode Ltd.	26,300	360
*	Fulcrum Therapeutics Inc.	39,002	299
*	Novocure Ltd.	23,194	253
*	Twist Bioscience Corp.	5,300	252
	Encompass Health Corp.	2,500	242
	Viatris Inc.	17,800	240
*	CorVel Corp.	4,300	235
*	Upstream Bio Inc.	25,500	229
*	Taysha Gene Therapies Inc.	50,900	227
*	REGENXBIO Inc.	27,000	226
	Royalty Pharma plc Class A	4,500	216
*	Evolent Health Inc. Class A	83,800	191
*	RxSight Inc.	30,600	188
*	Ocular Therapeutix Inc.	22,100	187
*	Summit Therapeutics Inc. (XNMS)	9,300	176
*	Caris Life Sciences Inc.	7,500	134
*	Dexcom Inc.	2,100	132
*	Organogenesis Holdings Inc.	52,400	124
*	Brookdale Senior Living Inc.	8,600	118
*	Alector Inc.	44,300	95
*	Savara Inc.	14,228	78
*	Omada Health Inc.	6,200	78
*	Doximity Inc. Class A	3,200	75
*	Alignment Healthcare Inc.	4,200	74
*	Varex Imaging Corp.	6,800	72
*	Puma Biotechnology Inc.	11,131	71
*	Avanos Medical Inc.	5,000	70
*	Vaxcyte Inc.	1,100	64
*	Tactile Systems Technology Inc.	2,400	63
*	MiMedx Group Inc.	15,800	62
*	OraSure Technologies Inc.	13,985	42
*	Viridian Therapeutics Inc.	1,800	35
*,2	Sage Therapeutics Inc. CVR	97,946	18
*	Ardelyx Inc.	800	5
*	Accuray Inc.	2,700	1

Growth and Income Fund
		Shares	Market Value• ($000)
*,2	Third Harmonic Bio Inc.	5,900	—
			1,622,706
Industrials (8.2%)
	Northrop Grumman Corp.	171,295	116,864
	General Dynamics Corp.	280,910	96,414
	RTX Corp.	440,438	84,960
	Trane Technologies plc	193,055	80,454
	Lockheed Martin Corp.	118,530	71,638
*	Clean Harbors Inc.	215,714	61,852
	Howmet Aerospace Inc.	222,656	51,313
	IDEX Corp.	232,246	44,022
	Ferguson Enterprises Inc.	175,605	40,962
	JB Hunt Transport Services Inc.	191,170	40,509
	WESCO International Inc.	141,852	38,814
	General Electric Co.	134,140	38,065
	GE Vernova Inc.	42,925	37,469
	Eaton Corp. plc	101,924	36,455
	Regal Rexnord Corp.	162,051	30,346
*	Axon Enterprise Inc.	69,964	29,713
	Rockwell Automation Inc.	82,082	29,458
	Waste Connections Inc. (XTSE)	175,278	28,472
	Johnson Controls International plc	205,980	26,973
*	United Airlines Holdings Inc.	271,956	25,039
	AMETEK Inc.	116,670	25,009
	3M Co.	158,210	22,977
	United Parcel Service Inc. Class B (XNYS)	206,620	20,327
*	Bloom Energy Corp. Class A	140,600	19,050
	Carrier Global Corp.	322,100	18,137
	Caterpillar Inc.	23,200	16,436
	Honeywell International Inc.	67,921	15,352
	Comfort Systems USA Inc.	9,720	13,404
	Otis Worldwide Corp.	172,100	13,265
	Republic Services Inc.	58,300	12,769
	Cummins Inc.	22,680	12,202
	CH Robinson Worldwide Inc.	56,330	9,355
	Parker-Hannifin Corp.	10,257	9,182
	Leidos Holdings Inc.	55,394	8,615
*	ATI Inc.	59,000	8,582
	KBR Inc.	224,200	8,264
	FedEx Corp.	22,390	7,975
	Cintas Corp.	47,130	7,972
*	Fluor Corp.	145,300	6,778
	PACCAR Inc.	56,700	6,549
	Expeditors International of Washington Inc.	44,230	6,335
	Xylem Inc.	31,560	3,771
	Greenbrier Cos. Inc.	57,400	3,022
*	Everus Construction Group Inc.	25,500	3,011
	Southwest Airlines Co.	75,900	2,852
	Primoris Services Corp.	19,300	2,761
*	ExlService Holdings Inc.	89,000	2,710
	Union Pacific Corp.	10,200	2,475
	CSX Corp.	58,832	2,415
	Pitney Bowes Inc.	203,000	2,243
*	American Superconductor Corp.	62,900	2,129
*	Planet Labs PBC	67,400	1,884
*	Blue Bird Corp.	32,900	1,868
	Snap-on Inc.	4,840	1,758
	Trinity Industries Inc.	54,469	1,753
	Automatic Data Processing Inc.	8,400	1,707
	Deere & Co.	3,000	1,690
	Emerson Electric Co.	12,600	1,651
	Wabash National Corp.	188,200	1,622
	Waste Management Inc.	6,731	1,547
	Illinois Tool Works Inc.	5,800	1,510
	GFL Environmental Inc. (XTSE)	35,400	1,477
	AerCap Holdings NV	10,200	1,399
*	Verra Mobility Corp.	83,400	1,192
*	Fluence Energy Inc.	86,100	1,185
	Woodward Inc.	3,300	1,181

Growth and Income Fund
		Shares	Market Value• ($000)
	Griffon Corp.	14,800	1,076
	Granite Construction Inc.	8,900	1,067
	Carpenter Technology Corp.	2,700	1,064
	Delta Air Lines Inc.	13,100	871
*	Centuri Holdings Inc.	27,500	803
	TriNet Group Inc.	21,700	791
	Atmus Filtration Technologies Inc.	13,800	783
	Albany International Corp. Class A	14,300	747
	WW Grainger Inc.	640	698
	Interface Inc.	26,200	653
*	Generac Holdings Inc.	3,300	645
	Alight Inc. Class A	1,103,285	643
	U-Haul Holding Co.	13,300	594
*	Resideo Technologies Inc.	17,571	592
	Westinghouse Air Brake Technologies Corp.	2,300	575
	Dover Corp.	2,300	479
	United Rentals Inc.	640	466
	Veralto Corp.	5,200	460
	Acuity Inc.	1,600	448
	Stanley Black & Decker Inc.	6,300	448
	Leonardo DRS Inc.	9,200	410
	Terex Corp.	6,300	372
	Worthington Enterprises Inc.	6,190	323
	ICF International Inc.	4,202	274
	Brady Corp. Class A	3,029	246
	Enerpac Tool Group Corp.	5,900	215
	Moog Inc. Class A	700	205
*	Kornit Digital Ltd.	10,800	158
*	Symbotic Inc.	2,700	144
*	Hudson Technologies Inc.	23,500	138
	Hyster-Yale Inc.	4,231	138
	Tutor Perini Corp.	1,700	131
*	Clarivate plc	48,400	122
	Boise Cascade Co.	1,500	114
*	3D Systems Corp.	59,900	113
	Rush Enterprises Inc. Class A	1,700	112
*	JELD-WEN Holding Inc.	85,100	106
	Insperity Inc.	3,362	91
	Jacobs Solutions Inc.	600	76
	Aebi Schmidt Holding AG	7,100	69
*	Ballard Power Systems Inc.	20,200	49
	Flowserve Corp.	600	44
*	Construction Partners Inc. Class A	300	33
*	Enviri Corp.	1,600	31
*	NWPX Infrastructure Inc.	200	16
*	TrueBlue Inc.	3,142	12
*	Ameresco Inc. Class A	400	10
			1,346,795
Information Technology (28.3%)
	NVIDIA Corp.	6,037,209	1,052,889
	Apple Inc.	3,589,475	910,973
	Microsoft Corp.	1,688,998	625,216
	Broadcom Inc.	1,695,873	524,890
	Micron Technology Inc.	557,020	188,184
	KLA Corp.	85,054	125,234
*	Palantir Technologies Inc. Class A	677,421	99,093
	TE Connectivity plc	446,228	93,271
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	209,044	70,646
	Applied Materials Inc.	177,990	60,835
	Amphenol Corp. Class A	441,354	55,765
*	Flex Ltd.	779,264	51,011
*	Shopify Inc. Class A (XTSE)	397,589	47,162
	Oracle Corp.	282,470	41,554
	Texas Instruments Inc.	213,500	41,449
	Lam Research Corp.	192,769	41,187
*	Autodesk Inc.	169,452	40,567
*	Celestica Inc.	144,016	40,566
*	First Solar Inc.	186,830	36,854
*	Arista Networks Inc.	298,094	36,600

Growth and Income Fund
		Shares	Market Value• ($000)
	Dell Technologies Inc. Class C	217,240	35,656
*	Advanced Micro Devices Inc.	165,872	33,743
*	Snowflake Inc.	216,023	32,581
	Roper Technologies Inc.	86,400	30,574
*	Samsara Inc. Class A	950,309	30,115
*	Sandisk Corp.	46,500	29,543
	Salesforce Inc.	140,500	26,227
*	Trimble Inc.	328,452	21,425
	Cisco Systems Inc.	212,300	16,472
*	ServiceNow Inc.	140,960	14,737
	International Business Machines Corp.	59,204	14,351
*	Intel Corp.	290,400	12,815
*	Adobe Inc.	50,799	12,348
	Western Digital Corp.	43,710	11,823
*	Coherent Corp.	49,500	11,791
*	AppLovin Corp. Class A	29,040	11,558
	Skyworks Solutions Inc.	199,360	10,676
	Seagate Technology Holdings plc	26,361	10,327
*	GoDaddy Inc. Class A	121,300	10,028
	NXP Semiconductors NV	46,140	9,083
	Accenture plc Class A	41,430	8,215
	Teradyne Inc.	25,808	7,651
*	Unity Software Inc.	326,400	7,161
*	Elastic NV	119,100	5,954
	Analog Devices Inc.	18,600	5,917
*	Plexus Corp.	22,275	4,512
*	Fortinet Inc.	54,029	4,415
	Motorola Solutions Inc.	8,160	3,541
*	Rigetti Computing Inc.	201,800	2,833
	Cognizant Technology Solutions Corp. Class A	45,620	2,799
	Gen Digital Inc. (XNGS)	142,620	2,686
*	Everpure Inc. Class A	44,000	2,598
*	ON Semiconductor Corp.	41,200	2,551
*	Zoom Communications Inc.	29,200	2,347
*	Sanmina Corp.	17,900	2,321
*	Figma Inc. Class A	101,617	2,148
*	Commvault Systems Inc.	26,000	2,025
*	Super Micro Computer Inc. (XNGS)	77,710	1,769
*	AvePoint Inc.	180,200	1,714
*	Vistance Networks Inc.	89,200	1,623
	CDW Corp.	12,900	1,561
*	Porch Group Inc.	210,980	1,513
	Clear Secure Inc. Class A	28,700	1,389
*	Guidewire Software Inc.	8,800	1,316
*	Aurora Innovation Inc.	302,900	1,248
*	PagerDuty Inc.	200,400	1,245
*	Kyndryl Holdings Inc.	89,300	1,172
*	Diebold Nixdorf Inc.	15,500	1,169
*	Onto Innovation Inc.	5,000	1,025
*	DXC Technology Co.	73,400	923
*	Photronics Inc.	22,200	897
*	Navitas Semiconductor Corp.	97,470	855
	Amkor Technology Inc.	17,600	793
*	Intapp Inc.	27,100	696
*	Arlo Technologies Inc.	47,680	679
*	MongoDB Inc.	2,680	656
*	Extreme Networks Inc.	43,200	651
	Avnet Inc.	10,200	629
*	ACI Worldwide Inc.	14,183	582
*	Ambarella Inc.	9,500	489
*	Xperi Inc.	86,090	482
	Jabil Inc.	1,622	431
*	Asana Inc. Class A	54,900	351
*	Docusign Inc.	7,300	346
*	Circle Internet Group Inc.	3,000	286
*	Fair Isaac Corp.	264	282
*	Harmonic Inc.	30,900	278
	Vishay Intertechnology Inc.	14,800	266
*	Unisys Corp.	124,804	258
*	Dynatrace Inc.	6,600	244

Growth and Income Fund
		Shares	Market Value• ($000)
*	Descartes Systems Group Inc.	3,200	229
	Methode Electronics Inc.	40,100	221
*	Grid Dynamics Holdings Inc.	38,022	217
*	Axcelis Technologies Inc.	2,100	196
*	Corsair Gaming Inc.	33,400	185
*	CEVA Inc.	8,500	159
	Ingram Micro Holding Corp.	6,500	152
	Immersion Corp.	24,000	131
*	Ichor Holdings Ltd.	2,600	121
*	Alarm.com Holdings Inc.	2,291	99
	Kulicke & Soffa Industries Inc.	1,500	99
*	Consensus Cloud Solutions Inc.	3,796	90
*	Appian Corp. Class A	3,100	75
*	Telos Corp.	17,900	75
*	ASGN Inc.	1,900	74
	Logitech International SA (Registered)	800	73
*	Rapid7 Inc.	9,000	50
*	Cerence Inc.	3,400	21
*	8x8 Inc.	6,700	11
	VeriSign Inc.	40	10
			4,669,599
Materials (2.8%)
	Linde plc	219,097	108,620
	Newmont Corp. (XNYS)	770,408	83,397
	Freeport-McMoRan Inc.	1,124,313	66,087
*	James Hardie Industries plc	2,493,607	47,229
	Nucor Corp.	170,897	28,899
	CF Industries Holdings Inc.	140,573	18,252
	PPG Industries Inc.	157,357	16,818
	Celanese Corp.	209,351	13,769
	CRH plc	99,300	10,438
	Steel Dynamics Inc.	55,580	10,004
	Packaging Corp. of America	39,571	8,398
	Corteva Inc.	83,700	7,007
	Sherwin-Williams Co.	20,680	6,629
	FMC Corp.	344,100	5,925
*	Axalta Coating Systems Ltd.	143,800	3,983
	Albemarle Corp.	18,000	3,232
	Minerals Technologies Inc.	39,900	2,830
	DuPont de Nemours Inc.	57,790	2,647
	Vulcan Materials Co.	8,120	2,211
	Eastman Chemical Co.	28,563	2,180
	Graphic Packaging Holding Co.	218,300	2,170
	Ecolab Inc.	7,560	2,011
	Crown Holdings Inc.	14,200	1,424
*	Constellium SE	54,400	1,337
*	Rayonier Advanced Materials Inc.	111,800	1,238
	Orion SA	153,900	1,000
	Teck Resources Ltd. Class B	18,967	982
	Mativ Holdings Inc.	98,900	860
	Mosaic Co.	28,200	719
*	Fortuna Mining Corp.	47,100	468
	Innospec Inc.	6,400	467
	Orla Mining Ltd.	23,800	384
	United States Lime & Minerals Inc.	2,600	340
	AptarGroup Inc.	1,900	239
*	O-I Glass Inc.	20,826	219
	Ball Corp.	2,292	135
	Mercer International Inc.	66,807	95
	SunCoke Energy Inc.	11,300	74
*	American Vanguard Corp.	29,071	72
*	Clearwater Paper Corp.	4,553	65
*	Coeur Mining Inc.	2,100	39
*	Ivanhoe Electric Inc.	3,300	39
	International Paper Co.	1	—
			462,932
Other (0.4%)
[3]	Vanguard S&P 500 ETF	73,472	43,903
	State Street SPDR S&P 500 ETF Trust	44,160	28,719

Growth and Income Fund
		Shares	Market Value• ($000)
*,2	Walgreens Boots Alliance Inc. CVR	40,800	22
*,2	Paratek Pharmaceuticals Inc. CVR	15,782	1
*,2	Aduro Biotech Inc. CVR	67	—
*,2	Pivotal Software Inc.	900	—
			72,645
Real Estate (1.5%)
	Welltower Inc.	639,778	126,491
	VICI Properties Inc. (XNYS)	2,464,810	67,339
	American Tower Corp.	92,910	16,034
	Digital Realty Trust Inc.	62,800	11,317
	Ventas Inc.	112,900	9,233
	Realty Income Corp.	97,200	5,947
	Omega Healthcare Investors Inc.	120,400	5,276
	Innovative Industrial Properties Inc.	41,800	2,097
	Equinix Inc.	1,920	1,882
	Equity Residential	12,330	729
	Host Hotels & Resorts Inc.	33,900	650
*	CBRE Group Inc. Class A	4,100	555
	Sabra Health Care REIT Inc.	24,091	463
	Kimco Realty Corp.	20,500	461
	Agree Realty Corp.	5,300	400
	NETSTREIT Corp.	15,000	282
	Simon Property Group Inc.	1,500	280
*	Zillow Group Inc. Class A	6,000	248
	Invitation Homes Inc.	7,500	186
*	RE / MAX Holdings Inc. Class A	17,051	98
*	Opendoor Technologies Inc.	20,700	97
	Camden Property Trust	600	59
*	Real Brokerage Inc.	22,300	56
	Orion Properties Inc.	21,988	47
*	Seritage Growth Properties Class A	15,348	43
	Rayonier Inc.	1,300	27
*	Forestar Group Inc.	900	22
	Industrial Logistics Properties Trust	3,200	18
	Franklin Street Properties Corp.	15,530	10
*	Hudson Pacific Properties Inc.	1,028	6
			250,353
Utilities (2.2%)
	Sempra	1,801,707	175,072
	Eversource Energy	454,323	31,476
	NRG Energy Inc.	178,350	26,064
	Edison International	355,263	25,998
	Consolidated Edison Inc.	229,400	25,963
	PG&E Corp.	1,195,540	21,006
	Public Service Enterprise Group Inc.	248,980	20,155
	Constellation Energy Corp.	31,070	8,676
	Southern Co.	62,100	5,994
	Vistra Corp.	37,720	5,670
	DTE Energy Co.	21,900	3,202
	FirstEnergy Corp.	54,400	2,756
	NextEra Energy Inc.	27,900	2,591
	Avista Corp.	62,500	2,509
	CMS Energy Corp.	26,600	2,064
	American Electric Power Co. Inc.	12,300	1,612
	WEC Energy Group Inc.	12,600	1,459
	Otter Tail Corp.	10,800	948
	UGI Corp.	25,400	925
	Brookfield Infrastructure Corp. Class A (XTSE)	20,000	790
	Clearway Energy Inc. Class C	19,900	782
	AES Corp.	49,635	699
	Alliant Energy Corp.	8,900	639
	Pinnacle West Capital Corp.	5,983	603
	Brookfield Renewable Corp. (XTSE)	7,300	291
	Algonquin Power & Utilities Corp.	44,100	271
	Duke Energy Corp.	500	65
*	ReNew Energy Global plc Class A	10,100	46

Growth and Income Fund
		Shares	Market Value• ($000)
*	Montauk Renewables Inc.	7,716	9
			368,335
Total Common Stocks (Cost $10,891,199)			15,483,175
Temporary Cash Investments (5.7%)
Money Market Fund (5.7%)
[4,5]	Vanguard Market Liquidity Fund, 3.687% (Cost $931,905)	9,319,541	931,861
Total Investments (99.5%) (Cost $11,823,104)			16,415,036
Other Assets and Liabilities—Net (0.5%)			87,550
Net Assets (100%)			16,502,586
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $946.
2	Security value determined using significant unobservable inputs.
3	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $1,049 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2026	919	301,926	(4,303)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Alphabet Inc.	5/5/2028	JPMC	155,936	(3.643)	—	(7,205)
American International Group Inc.	5/5/2028	JPMC	9,961	(3.641)	—	(36)
Goldman Sachs Group Inc.	5/11/2026	CITNA	47,304	(3.894)	574	—
Microsoft Corp.	5/5/2028	JPMC	166,369	(3.643)	—	(16,480)
NVIDIA Corp.	5/11/2026	CITNA	336,156	(3.644)	—	(19,562)
					574	(43,283)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
CITNA—Citibank, N.A.
JPMC—JPMorgan Chase Bank, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Statement of Assets and Liabilities
As of March 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $10,847,710)	15,439,272
Affiliated Issuers (Cost $975,394)	975,764
Total Investments in Securities	16,415,036
Investment in Vanguard	399
Cash	13,889
Cash Collateral Pledged—Futures Contracts	22,562
Cash Collateral Pledged—Over-the-Counter Swap Contracts	73,745
Receivables for Investment Securities Sold	32,922
Receivables for Accrued Income	12,358
Receivables for Capital Shares Issued	12,550
Variation Margin Receivable—Futures Contracts	8,440
Unrealized Appreciation—Over-the-Counter Swap Contracts	574
Total Assets	16,592,475
Liabilities
Payables for Investment Securities Purchased	25,294
Collateral for Securities on Loan	1,049
Payables to Investment Advisor	6,148
Payables for Capital Shares Redeemed	13,017
Payables to Vanguard	1,098
Unrealized Depreciation—Over-the-Counter Swap Contracts	43,283
Total Liabilities	89,889
Net Assets	16,502,586
1 Includes $946 of securities on loan.
At March 31, 2026, net assets consisted of:

Paid-in Capital	10,723,916
Total Distributable Earnings (Loss)	5,778,670
Net Assets	16,502,586

Investor Shares—Net Assets
Applicable to 50,916,833 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,249,703
Net Asset Value Per Share—Investor Shares	$63.82

Admiral™ Shares—Net Assets
Applicable to 127,236,978 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,252,883
Net Asset Value Per Share—Admiral Shares	$104.16

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Statement of Operations

Six Months Ended March 31, 2026
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	91,211
Dividends—Affiliated Issuers	474
Interest—Unaffiliated Issuers	353
Interest—Affiliated Issuers	11,447
Securities Lending—Net	4
Total Income	103,489
Expenses
Investment Advisory Fees—Note B
Basic Fee	11,311
Performance Adjustment	1,594
The Vanguard Group—Note C
Management and Administrative—Investor Shares	4,047
Management and Administrative—Admiral Shares	8,673
Marketing and Distribution—Investor Shares	98
Marketing and Distribution—Admiral Shares	264
Custodian Fees	99
Shareholders’ Reports—Investor Shares	53
Shareholders’ Reports—Admiral Shares	39
Trustees’ Fees and Expenses	5
Other Expenses	9
Total Expenses	26,192
Expenses Paid Indirectly	(15)
Net Expenses	26,177
Net Investment Income	77,312
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	1,575,217
Investment Securities Sold—Affiliated Issuers	9,350
Futures Contracts	(2,818)
Swap Contracts	(30,707)
Foreign Currencies	—
Realized Net Gain (Loss)	1,551,042
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(1,816,185)
Investment Securities—Affiliated Issuers	(6,116)
Futures Contracts	(7,798)
Swap Contracts	(42,990)
Foreign Currencies	(1)
Change in Unrealized Appreciation (Depreciation)	(1,873,090)
Net Increase (Decrease) in Net Assets Resulting from Operations	(244,736)
1	Dividends are net of foreign withholding taxes of $147.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2026	Year Ended September 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	77,312	147,250
Realized Net Gain (Loss)	1,551,042	1,508,210
Change in Unrealized Appreciation (Depreciation)	(1,873,090)	1,179,109
Net Increase (Decrease) in Net Assets Resulting from Operations	(244,736)	2,834,569
Distributions
Investor Shares	(324,572)	(387,391)
Admiral Shares	(1,331,958)	(1,300,797)
Total Distributions	(1,656,530)	(1,688,188)
Capital Share Transactions
Investor Shares	(215,816)	(19,781)
Admiral Shares	1,178,794	648,133
Net Increase (Decrease) from Capital Share Transactions	962,978	628,352
Total Increase (Decrease)	(938,288)	1,774,733
Net Assets
Beginning of Period	17,440,874	15,666,141
End of Period	16,502,586	17,440,874

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2026	Year Ended September 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$71.62	$67.17	$53.55	$49.02	$66.16	$54.15
Investment Operations
Net Investment Income[1]	.272	.546	.603	.701	.746	.761
Net Realized and Unrealized Gain (Loss) on Investments	(1.223)	11.120	17.713	8.483	(8.155)	14.991
Total from Investment Operations	(.951)	11.666	18.316	9.184	(7.409)	15.752
Distributions
Dividends from Net Investment Income	(.247)	(.596)	(.604)	(.775)	(.777)	(.770)
Distributions from Realized Capital Gains	(6.602)	(6.620)	(4.092)	(3.879)	(8.954)	(2.972)
Total Distributions	(6.849)	(7.216)	(4.696)	(4.654)	(9.731)	(3.742)
Net Asset Value, End of Period	$63.82	$71.62	$67.17	$53.55	$49.02	$66.16
Total Return[2]	-1.60%	19.00%	36.05%	19.81%	-13.94%	30.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,250	$3,836	$3,618	$2,955	$2,570	$3,205
Ratio of Total Expenses to Average Net Assets[3]	0.39%[4]	0.39%	0.35%[5,6]	0.32%[6]	0.32%	0.32%
Ratio of Net Investment Income to Average Net Assets	0.78%	0.84%	1.00%	1.34%	1.25%	1.22%
Portfolio Turnover Rate	59%	94%	84%	94%	62%	62%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.02%, 0.02%, (0.01%), (0.01%), (0.01%), and (0.00%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.39%.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.35%.
6	Effective August 2023, Vanguard and Wellington Management Company LLP agreed to temporarily waive a percentage of Wellington Management Company LLP's basic fee for a period of one year. This temporary basic fee waiver agreement expired in August 2024. The fund is not obligated to repay this amount to Wellington Management Company LLP. The ratio of total expenses to average net assets before basic fees waived was 0.36% for 2024 and 0.32% for 2023.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2026	Year Ended September 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$116.89	$109.63	$87.40	$80.01	$108.01	$88.40
Investment Operations
Net Investment Income[1]	.513	1.006	1.089	1.230	1.315	1.344
Net Realized and Unrealized Gain (Loss) on Investments	(1.995)	18.144	28.909	13.845	(13.315)	24.466
Total from Investment Operations	(1.482)	19.150	29.998	15.075	(12.000)	25.810
Distributions
Dividends from Net Investment Income	(.471)	(1.084)	(1.087)	(1.353)	(1.380)	(1.347)
Distributions from Realized Capital Gains	(10.777)	(10.806)	(6.681)	(6.332)	(14.620)	(4.853)
Total Distributions	(11.248)	(11.890)	(7.768)	(7.685)	(16.000)	(6.200)
Net Asset Value, End of Period	$104.16	$116.89	$109.63	$87.40	$80.01	$108.01
Total Return[2]	-1.54%	19.12%	36.19%	19.93%	-13.85%	30.34%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,253	$13,605	$12,049	$8,942	$7,677	$9,821
Ratio of Total Expenses to Average Net Assets[3]	0.28%[4]	0.28%	0.25%[5,6]	0.22%[6]	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	0.91%	0.95%	1.10%	1.44%	1.34%	1.33%
Portfolio Turnover Rate	59%	94%	84%	94%	62%	62%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.02%, 0.02%, (0.01%), (0.01%), (0.01%), and (0.00%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.28%.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.25%.
6	Effective August 2023, Vanguard and Wellington Management Company LLP agreed to temporarily waive a percentage of Wellington Management Company LLP's basic fee for a period of one year. This temporary basic fee waiver agreement expired in August 2024. The fund is not obligated to repay this amount to Wellington Management Company LLP. The ratio of total expenses to average net assets before basic fees waived was 0.26% for 2024 and 0.22% for 2023.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Notes to Financial Statements
Vanguard Growth and Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2026, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended March 31, 2026, the fund’s average amounts of investments in total return swaps represented 2% of net assets, based on the average of notional amounts at each quarter-end during the period.

Growth and Income Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	The investment advisory firms D. E. Shaw Investment Management, L.L.C., Los Angeles Capital Management LLC, and Wellington Management Company LLP each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of D. E. Shaw Investment Management, L.L.C., is subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding three years. The basic fee of Los Angeles Capital Management LLC is subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding five years. The basic fee of Wellington Management Company LLP is subject to quarterly adjustments based on performance relative to the S&P 500 Index since September 30, 2023.
Vanguard, through its wholly owned subsidiary Vanguard Portfolio Management, LLC, manages the cash reserves of the fund as described below.
For the six months ended March 31, 2026, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.13% of the fund’s average net assets, before a net increase of $1,594,000 (0.02%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Growth and Income Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2026, the fund had contributed to Vanguard capital in the amount of $399,000, representing less than 0.01% of the fund’s net assets and 0.16% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended March 31, 2026, these arrangements reduced the fund’s expenses by $15,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	15,483,134	—	41	15,483,175
Temporary Cash Investments	931,861	—	—	931,861
Total	16,414,995	—	41	16,415,036
Derivative Financial Instruments
Assets
Swap Contracts	—	574	—	574
Liabilities
Futures Contracts[1]	(4,303)	—	—	(4,303)
Swap Contracts	—	(43,283)	—	(43,283)
Total	(4,303)	(43,283)	—	(47,586)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	As of March 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	11,959,392
Gross Unrealized Appreciation	5,053,728
Gross Unrealized Depreciation	(602,387)
Net Unrealized Appreciation (Depreciation)	4,451,341
G.	During the six months ended March 31, 2026, the fund purchased $9,924,765,000 of investment securities and sold $11,255,559,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisors or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended March 31, 2026, such purchases were $7,943,000 and sales were $0, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Growth and Income Fund
H.	Capital share transactions for each class of shares were:

	Six Months Ended March 31, 2026		Year Ended September 30, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	168,414	2,433	359,066	5,517
Issued in Lieu of Cash Distributions	308,274	4,694	368,758	5,907
Redeemed	(692,504)	(9,772)	(747,605)	(11,716)
Net Increase (Decrease)—Investor Shares	(215,816)	(2,645)	(19,781)	(292)
Admiral Shares
Issued	860,159	7,470	1,078,695	10,229
Issued in Lieu of Cash Distributions	1,212,159	11,313	1,190,708	11,685
Redeemed	(893,524)	(7,932)	(1,621,270)	(15,429)
Net Increase (Decrease)—Admiral Shares	1,178,794	10,851	648,133	6,485
I.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Sep. 30, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2026 Market Value ($000)
Vanguard Market Liquidity Fund	296,497	NA1	NA1	(24)	(79)	11,447	—	931,861
Vanguard S&P 500 ETF	109,043	407,785	476,262	9,374	(6,037)	474	—	43,903
Total	405,540	407,785	476,262	9,350	(6,116)	11,921	—	975,764
1	Not applicable—purchases and sales are for temporary cash investment purposes.
J.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
K.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
L.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q932 052026

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements - Growth and Income Fund

A majority of independent trustees of the board of Vanguard Growth and Income Fund (Trustees) has renewed the fund’s investment advisory arrangements with D. E. Shaw Investment Management, L.L.C. (DESIM), Los Angeles Capital Management LLC (LA Capital) and Wellington Management Company LLP (Wellington Management). The trustees determined that renewing each of the fund’s advisory arrangements was in the best interests of the fund and its shareholders.

The trustees based their decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the trustees by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisors and made presentations to the trustees during the fiscal year that directed the trustees’ focus to relevant information and topics.

The trustees also received information throughout the year during advisor presentations conducted by OMS. For each advisor presentation, the trustees was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the trustees received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on OMS’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the trustees approved the arrangements. Rather, it was the totality of the circumstances that drove the trustees’ decisions.

Nature, extent, and quality of services

The trustees reviewed the quality of each advisor’s investment management services provided to the fund over both the short and long term; it also took into account the organizational depth and stability of each advisor. The trustees considered the following:

DESIM. Founded in 2005, DESIM is a global investment management and technology development firm. The advisor employs quantitative models that seek to capture predominantly “bottom-up” stock-specific return opportunities while aiming to control overall portfolio risk and characteristics, such as size, sector weights, and style, to be similar to those of the benchmark. DESIM focuses on return drivers that it considers “idiosyncratic,” or those that other quantitative managers tend to overlook, and de-emphasizes the use of traditional factors such as value, growth, and momentum, as these factors are more subject to crowding from other quantitative managers. DESIM has managed a portion of the fund since 2011.

LA Capital. LA Capital was formed in 2002 from the equity portion of Wilshire Asset Management. The advisor employs a controlled, dynamic investment model, gradually assigning new prices to key equity risks as market conditions evolve and investor preferences shift. The price of factor risk evolves over time in a way that can be captured in a model, similar to changes in cost of capital. The model uses more than 50 factors to actively weight stocks, including value, momentum, quality, sector, and market capitalization factors. The advisor applies statistical techniques to reduce noise in the factor returns and it looks for velocity and acceleration of the cleansed factor performance over the prior six months. LA Capital has managed a portion of the fund since 2011.

Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional managers. Wellington allocates assets within their sleeve of the fund to sector sub-portfolios managed directly by experienced Global Industry Analysts (GIAs) with in-depth knowledge of their respective sectors, who draw upon the views and research of their respective teams to construct a portfolio that is roughly sector neutral and balanced with respect to style metrics. Each GIA employs their own philosophy and process tailored to the dynamics of their sector. Wellington has managed a portion of the fund since 2023.

The trustees concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The trustees considered the short-term and long-term investment performance of DESIM, LA Capital, and Wellington Management’s sub-portfolios, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The trustees concluded that the performance was such that the advisory arrangements should continue.

Cost

In considering the renewal of the advisory arrangements with DESIM, LA Capital and Wellington Management, the trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rates were also below the peer-group average.

The trustees did not consider the profitability of DESIM, LA Capital or Wellington Management in determining whether to approve the advisory fees, because the firms are independent of Vanguard, and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The trustees concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for DESIM, LA Capital, and Wellington Management. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.

The trustees will consider whether to renew the advisory arrangements with DESIM, LA Capital and Wellington Management again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD QUANTITATIVE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: May 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD QUANTITATIVE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: May 26, 2026

VANGUARD QUANTITATIVE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: May 26, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.